Unaudited Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	€ 13,608	€ 14,113
Non-current assets	13,608	14,113
Cash and cash equivalents	132,414	149,408
Prepayments and other receivables	5,137	3,747
Other taxes	530	690
Current assets	138,081	153,845
Total assets	151,689	167,958
Equity
Equity attributable to owners of the Company	78,935	88,560
Total equity	78,935	88,560
Liabilities
Lease liabilities	10,738	11,067
Deferred income	28,299	29,429
Non-current liabilities	39,037	40,496
Borrowings	4,655	4,582
Lease liabilities	1,460	1,567
Derivative financial instruments	186	468
Trade payables	414	16
Social securities and other taxes	481	1,478
Deferred income	19,250	21,942
Other current liabilities	7,271	8,849
Current liabilities	33,717	38,902
Total liabilities	72,754	79,398
Total equity and liabilities	€ 151,689	€ 167,958